Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 2,782,013	$ 1,937,419	$ 1,793,033
Accrued expense	812,247	798,386	261,950
Accounts payable and accrued liabilities	3,594,260	2,735,805	2,054,983
Accounts payable - related party	$ 365,323	$ 391,631	$ 601,682